Lease Liability (Details) - Schedule of Lease Liability Recognized - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Liability Recognized [Line Items]
Balance at beginning of period	$ 330,821	$ 2,418,706
Present value of lease payments		432,335
Accrued interest	25,942	120,875
Cash payments	(60,000)	(80,000)
Accounts payable	(180,000)	(20,000)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd. (note 5)		(2,375,590)
Movement in exchange rates	18,574	(165,505)
Balance at ending	135,337	330,821
Land Lease [Member]
Schedule of Lease Liability Recognized [Line Items]
Balance at beginning of period		2,418,706
Present value of lease payments
Accrued interest		103,816
Cash payments
Accounts payable
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd. (note 5)		(2,375,590)
Movement in exchange rates		(146,932)
Balance at ending
Office Lease [Member]
Schedule of Lease Liability Recognized [Line Items]
Balance at beginning of period	330,821
Present value of lease payments		432,335
Accrued interest	25,942	17,059
Cash payments	(60,000)	(80,000)
Accounts payable	(180,000)	(20,000)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd. (note 5)
Movement in exchange rates	18,574	(18,573)
Balance at ending	$ 135,337	$ 330,821